SHARE-BASED COMPENSATION - Disclosure of detailed information about warrants outstanding (Details)	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding in share-based payment arrangement	12,769,230	12,769,230	11,769,230
Expire August 28, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of warrants outstanding in share-based payment arrangement | $		$ 0.05
Number of warrants outstanding in share-based payment arrangement	11,000,000	11,000,000	11,000,000
Expire August 28, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of warrants outstanding in share-based payment arrangement | $	$ 0.065
Number of warrants outstanding in share-based payment arrangement	1,000,000	1,000,000	0
Expire September 22, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of warrants outstanding in share-based payment arrangement | $	$ 0.065
Number of warrants outstanding in share-based payment arrangement	769,230	769,230	769,230